Related party transactions - Disclosure of Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Personnel expenses and other short-term employee benefits	€ 3,490	€ 3,835	€ 2,856
Extra pension benefits	(37)	166	33
Share-based compensation	925	2,302	2,081
Advisory fees	0	0	471
Executive Committee & Board members compensation	€ 4,377	€ 6,303	€ 5,441